Supplemental Equity and Comprehensive Income Information (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Business Acquisitions Information
Cash paid for purchase and sale of subsidiary shares - net		$ 49
Winterthur Technologie AG
Business Acquisitions Information
Percentage of subsidiary share's owned by entity on the business acquisition date (as a percent)	86.00%
Percentage of subsidiary share's owned by entity as of balance sheet date (as a percent)		100.00%
Cash paid for purchase and sale of subsidiary shares - net		$ 57